Short-term Investments - Schedule of Short-term investments (Detail) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Short-term Investments [Abstract]
Aggregate cost	$ 2,764,244	$ 766,295
Gross unrealized gain	142,100
Aggregate fair value	$ 2,906,344	$ 766,295